CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)
Accounts Receivable, Net
Trade receivables	$ 219.3		₽ 10,398.0		₽ 15,240.0
Allowance for doubtful accounts	(9.6)		(652.0)		(670.0)
Total accounts receivable, net	209.7		9,746.0		₽ 14,570.0
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	9.4	₽ 652.0	450.0	₽ 295.0
Charges to expenses	1.5	103.0	243.0	211.0
Utilization	(1.3)	(85.0)	(41.0)	(56.0)
Balance at the end of the period	$ 9.6	₽ 670.0	₽ 652.0	₽ 450.0